UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment |_|; Amendment Number:

 This Amendment (Check only one.):   |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PERELLA WEINBERG PARTNERS CAPITAL MANAGEMENT LP
         -----------------------------------------------
Address: 767 Fifth Avenue
         -----------------------------
         New York, New York 10153
         -----------------------------

13F File Number: 28-12930
                    -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ajay Mehra
       ------------------------------------------
Title: Managing Director/Chief Compliance Officer
       ------------------------------------------
Phone: 212-287-3365
       ------------------------------------------

Signature, Place, and Date of Signing:


      /s/ Ajay Mehra                 New York, NY          May 15, 2008
     ------------------------      --------------------    -----------------
         [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number     Name

      28-
         ------------------    ------------------------------------------------
      [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                         ---------------------------

Form 13F Information Table Entry Total:             111
                                         ---------------------------

Form 13F Information Table Value Total:            487293
                                         ---------------------------


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No. Form 13F File Number Name

            28-
      ----     ------------------------    ------------------------------------
      [Repeat as necessary.]

FORM 13F INFORMATION TABLE

                                     TITLE OF                    VALUE    SHARES/  SH/ PUT/  INVSTMT   OTHER     VOTING AUTHORITY
    NAME OF ISSUER                    CLASS            CUSIP    (x1000)   PRN AMT  PRN CALL  DSCRETN  MANAGERS  SOLE    SHARED  NONE
-----------------------              --------        ---------  --------  -------  --- ----  ------- ---------- -----   ------  ----
ABB LTD ZUERICH ADR                     ADR          000375204     9298    345400   SH         SOLE              345400  0        0
ABX HOLDINGS, INC. CMN                  COM          00080S101     4433   1507700   SH         SOLE             1507700  0        0
ACERGY S.A. SPONS ADR                   ADR          00443E104     1411     66100   SH         SOLE               66100  0        0
AGRIA CORP ADR                          ADR          00850H103     5343    639900   SH         SOLE              639900  0        0
ALLSTATE CORP                           COM          020002101    12015    250000   SH  PUT    SOLE              250000  0        0
AMERICAN STS WTR CO COM STK             COM          029899101     9516    264336   SH         SOLE              264336  0        0
AMERON INTL CORP DEL COM STK            COM           30710107     2151     23000   SH         SOLE               23000  0        0
A-POWER ENERGY GENERATION SYST*EMS
  LTD. CMN                              COM          G04136100     1486     98100   SH         SOLE               98100  0        0
APPLIED SIGNAL TECHN OLOGIES I          COM          038237103      244     20700   SH         SOLE               20700  0        0
ARCH COAL INC COM STK                   COM          039380100     1000     22986   SH         SOLE               22986  0        0
ARGON ST INC COM STK                    COM          040149106      981     57700   SH         SOLE               57700  0        0
ARTESIAN RES CORP CL A COM STK          COM          043113208     5261    284198   SH         SOLE              284198  0        0
ASTRONICS CORP COM STK                  COM          046433108      412     21300   SH         SOLE               21300  0        0
BARNES GROUP INC COM STK                COM          067806109      615     26800   SH         SOLE               26800  0        0
BIOFUEL ENERGY CORP                     COM          09064Y109     1564    341573   SH         SOLE              341573  0        0
BJ SERVICES CO. CMN                     COM          055482103      196      6860   SH         SOLE                6860  0        0
BOEING CO USD5 COM                      COM           97023105     1487     20000   SH  CALL   SOLE               20000  0        0
C.H. ROBINSON WORLDWIDE INC. CMN        COM          12541W209     1637     30100   SH         SOLE               30100  0        0
CACI INTL INC CL A                      COM          127190304      838     18400   SH         SOLE               18400  0        0
CAL MAINE FOODS INC COM STK             COM          128030202      434     13000   SH  PUT    SOLE               13000  0        0
CALGON CARBON CORP COM STK              COM          129603106     3364    223500   SH         SOLE              223500  0        0
CALGON CARBON CORP COM STK              COM          129603106      301     20000   SH  CALL   SOLE               20000  0        0
CALIFORNIA WTR SVC G ROUP COM           COM          130788102     9714    254621   SH         SOLE              254621  0        0
CAPSTONE TURBINE CORP COM STK           COM          14067D102      917    432334   SH         SOLE              432334  0        0
CHINA AUTOMOTIVE SYS INC CMN            COM          16936R105      618    108500   SH         SOLE              108500  0        0
CITIGROUP INC                           COM          172967101    64260    300000   SH  PUT    SOLE              300000  0        0
CLEVELAND BIOLABS, INC CMN              COM          185860103       12      3000   SH         SOLE                3000  0        0
CONNECTICUT WATER SE RVICES IN          COM          207797101      828     34966   SH         SOLE               34966  0        0
CONSTELLATION ENERGY GROUP CMN          COM          210371100     2884     32667   SH         SOLE               32667  0        0
CSX CORPORATION CMN                     COM          126408103     1522     27150   SH         SOLE               27150  0        0
DANAHER CORP COM STK                    COM          235851102    19473    256129   SH         SOLE              256129  0        0
DIAMONDS TRUST SERIES I
  DJIA DIAMONDS                         ETF          252787106    10037     82000   SH         SOLE               82000  0        0
DISCOVER FINL SVCS                      COM          254709108     4093    250000   SH  PUT    SOLE              250000  0        0
DRS TECHNOLOGIES INC COM STK            COM          23330X100      361      6200   SH         SOLE                6200  0        0
DRYSHIPS INC COM STK                    COM          Y2109Q101      959     16000   SH         SOLE               16000  0        0
DYNCORP INTERNATIONA L INC COM          COM          26817C101      535     32100   SH         SOLE               32100  0        0
ECHOSTR HLDG CRP                        COM          278768106      263      8900   SH         SOLE                8900  0        0
EL PASO CORP CMN                        COM          28336L109     9696    582675   SH         SOLE              582675  0        0
EMC CORP MASS COM STK                   COM          268648102     2868    200000   SH         SOLE              200000  0        0
EQUITABLE RES INC COM STK               COM          294549100    11327    192321   SH         SOLE              192321  0        0
EXELON CORP COM                         COM          30161N101     3885     47800   SH         SOLE               47800  0        0
FLOTEK INDS INC DEL COM STK             COM          343389102     7624    522519   SH         SOLE              522519  0        0
FMC CORP COM STK                        COM          302491303     7071    127434   SH         SOLE              127434  0        0
FOSTER WHEELER LTD CMN                  COM          G36535139     6207    109633   SH         SOLE              109633  0        0
FUELCELL ENERGY INC COM STK             COM          35952H106     3659    550220   SH         SOLE              550220  0        0
GENERAL CABLE CORP D EL NEW             COM          369300108    14146    239481   SH         SOLE              239481  0        0
GOODRICH CORP COM STK                   COM          382388106     1881     32700   SH         SOLE               32700  0        0
GRAFTECH INTERNATION AL LTD             COM          384313102     4156    256400   SH         SOLE              256400  0        0
HARRIS CORP DEL COM STK                 COM          413875105      733     15100   SH         SOLE               15100  0        0
HAYNES INTERNATIONAL, INC. CMN          COM          420877201     8595    156622   SH         SOLE              156622  0        0
HEADWATERS INC COM STK                  COM          42210P102     6859    520000   SH         SOLE              520000  0        0
HEADWATERS INC COM STK                  COM          42210P102     2440    185000   SH  CALL   SOLE              185000  0        0
HEICO CORP NEW CL A COM STK             COM          422806208      953     24300   SH         SOLE               24300  0        0
HERCULES INC COM STK                    COM          427056106     8084    442000   SH         SOLE              442000  0        0
HORSEHEAD HOLDING CORP COM              COM          440694305     6627    572262   SH         SOLE              572262  0        0
HUGHES COMMUNICATIONS INC CMN           COM          444398101     3284     64806   SH         SOLE               64806  0        0
INSITUFORM TECHNOLOG IES INC C          COM          457667103     6015    434929   SH         SOLE              434929  0        0
INTEROIL CORPORATION CMN                COM          460951106     7667    465500   SH         SOLE              465500  0        0
ITT CORP COM STK                        COM          450911102      725     14000   SH         SOLE               14000  0        0
IVANHOE MINES LTD                       COM          46579N103     4128    400000   SH  CALL   SOLE              400000  0        0
IVANHOE MINES LTD CMN                   COM          46579N103     8465    820300   SH         SOLE              820300  0        0
JAMES RIVER COAL CO                     COM          470355207     1752    100000   SH  CALL   SOLE              100000  0        0
KAMAN CORP COM STK                      COM          483548103      317     11200   SH         SOLE               11200  0        0
KAYDON CORP COM STK                     COM          486587108     3772     85900   SH         SOLE               85900  0        0
KVH INDUSTRIES INC COM STK              COM          482738101      321     40753   SH         SOLE               40753  0        0
LDK SOLAR CO LTD ADR                    COM          50183L107      810     30000   SH  PUT    SOLE               30000  0        0
LIMCO-PIEDMONT INC                      COM          53261T109      210     31000   SH         SOLE               31000  0        0
LOCKHEED MARTIN CORP COM STK            COM          539830109     2105     21200   SH         SOLE               21200  0        0
MARATHON OIL CORP COM STK               COM          565849106     1035     22700   SH         SOLE               22700  0        0
MIDDLESEX WATER CO COM STK              COM          596680108     6176    340080   SH         SOLE              340080  0        0
MONSANTO CO (NEW) COM STK               COM          61166W101     7460     66900   SH         SOLE               66900  0        0
NALCO HOLDING CO                        COM          62985Q101     6279    296881   SH         SOLE              296881  0        0
NAPCO SEC SYS INC COM STK               COM          630402105      273     55400   SH         SOLE               55400  0        0
NATIONAL COAL CORP CMN                  COM          632381208      359     68500   SH         SOLE               68500  0        0
NAVIOS MARITIME PARTNERS L P U          COM          Y62267102     8444    584745   SH         SOLE              584745  0        0
NORTH AMERICAN ENERGY PARTNER           COM          656844107     2111    137600   SH         SOLE              137600  0        0
NORTHROP GRUMMAN COR P COM STK          COM          666807102     2148     27600   SH         SOLE               27600  0        0
NORTHWEST AIRLINES CORPORATION CMN      COM          667280408      376     41775   SH         SOLE               41775  0        0
NRG ENERGY, INC. CMN                    COM          629377508     1264     32427   SH         SOLE               32427  0        0
PARTICLE DRILLING TECHNOLOGIES,
  INC. CMN                              COM          70212G101      922    475000   SH         SOLE              475000  0        0
PEABODY ENERGY CORP COM STK             COM          704549104      750     14700   SH         SOLE               14700  0        0
PERINI CORP COM STK                     COM          713839108      362     10000   SH         SOLE               10000  0        0
POTASH CORP. OF SASKATCHEWAN CMN        COM          73755L107     5432     35000   SH         SOLE               35000  0        0
PRECISION CASTPARTS CORP COM            COM          740189105     1980     19400   SH         SOLE               19400  0        0
RELIANT ENERGY INC COM STK              COM          75952B105     5705    241236   SH         SOLE              241236  0        0
RETAIL HOLDRS TR                        COM          76127U101     9165    100000   SH  PUT    SOLE              100000  0        0
ROCKWELL COLLINS INC DEL COM            COM          774341101     5952    104142   SH         SOLE              104142  0        0
SCHLUMBERGER LTD CMN                    COM          806857108     6525     75000   SH         SOLE               75000  0        0
SI INTL INC COM STK                     COM          78427V102      589     30700   SH         SOLE               30700  0        0
SOUTHWEST AIRLINES C O COM STK          COM          844741108      293     23600   SH         SOLE               23600  0        0
SPDR SERIES TRUST                       COM          78464A789     9228    200000   SH  PUT    SOLE              200000  0        0
SPIRIT AEROSYSTEMS HLDGS INC C          COM          848574109     1783     80400   SH         SOLE               80400  0        0
STANDARD & POORS DEP RCPTS SPDR         ETF          78462F103     2798     21200   SH         SOLE               21200  0        0
STANLEY WKS COM STK                     COM          854616109      262      5500   SH         SOLE                5500  0        0
STAR BULK CARRIERS CORP COM             COM          Y8162K105     6789    596031   SH         SOLE              596031  0        0
STAR BULK CARRIERS CORP WT EXP       WARRANTS        Y8162K113     1091    244713   SH         SOLE              244713  0        0
SUNTECH PWR HLDGS CO LTD ADR            ADR          86800C104     4056    100000   SH         SOLE              100000  0        0
SUNTECH PWR HLDGS CO LTD ADR            COM          86800C104     4360    107500   SH  CALL   SOLE              107500  0        0
SUNTECH PWR HLDGS CO LTD ADR            COM          86800C104     7751    191100   SH  CALL   SOLE              191100  0        0
SUNTECH PWR HLDGS CO LTD ADR            COM          86800C104     7321    180500   SH  CALL   SOLE              180500  0        0
SYMMETRICOM INC COM STK                 COM          871543104      693    198462   SH         SOLE              198462  0        0
TELVENT GIT ALCOBEN DAS COM S           COM          E90215109     1400     59195   SH         SOLE               59195  0        0
TEXTRON INC COM STK                     COM          883203101     1785     32200   SH         SOLE               32200  0        0
TRIUMPH GROUP INC NE W COM STK          COM          896818101      615     10800   SH         SOLE               10800  0        0
UBS AG                                  COM          H89231338     2880    100000   SH  PUT    SOLE              100000  0        0
UNITED TECHNOLOGIES CORP                COM          913017109     2168     31500   SH         SOLE               31500  0        0
UTI WORLDWIDE CMN                       COM          G87210103      497     24760   SH         SOLE               24760  0        0
VERIFONE HLDGS INC                      COM          92342Y109     9954    627200   SH  PUT    SOLE              627200  0        0
VERIFONE HOLDINGS, INC. CMN             COM          92342Y109     6764    426200   SH         SOLE              426200  0        0
WACHOVIA CORP NEW                       COM          929903102     8100    300000   SH  PUT    SOLE              300000  0        0
ZOLTEK COS INC COM STK                  COM          98975W104     6553    247096   SH         SOLE              247096  0        0